Shareholders’ equity (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of reserves within equity [abstract]
Schedule of changes in Share Capital, Share Premium and Number of Ordinary Shares and Special Voting Shares
The following table summarizes the changes in the share capital, share premium and number of ordinary shares and special voting shares of the Company for the six months ended June 30, 2026:

			Ordinary shares
	Share capital	Share premium	Outstanding	Held in treasury	Total	Special voting shares
	(€ thousand)		(# of shares)
At December 31, 2025	9,154	782,587	268,240,430	34,464,296	302,704,726	154,981,350
Ordinary shares delivered under share-based payments (1)	—	—	648,958	(648,958)	—	—
At June 30, 2026	9,154	782,587	268,889,388	33,815,338	302,704,726	154,981,350
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(1)As a result of awards vesting under the Group’s equity incentive arrangements, the following ordinary shares, which were previously held in treasury, were delivered during the period:
(a)577,338 ordinary shares to the Senior Management Team (excluding the Group Executive Chairman) and other employees of the Group in relation to the 2022-2025 RSUs.
(b)71,620 ordinary shares to the non-executive directors of the Group for a portion of their annual base remuneration for services provided in 2024.

Schedule of Other Reserves Including Other Comprehensive Income	ther reserves is presented below.

(€ thousands)	At June 30, 2026	At December 31, 2025
Share-based payments reserve	72,708	73,331
Non-controlling interests options reserve	(114,247)	(114,247)
Other	(142,964)	(143,391)
Other reserves	(184,503)	(184,307)